Condensed financial information of the parent company	6 Months Ended
Mar. 31, 2022
Condensed financial information of the parent company
Condensed financial information of the parent company

Note 17 — Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of March 31, 2022 and September 30, 2021, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Note 17 — Condensed financial information of the parent company (continued)

Farmmi, Inc.

Parent Company Balance Sheets

	As of	As of
	March 31,	September 30,
	2022	2021
Assets
Current assets
Cash	$8,132	$522,915
Due from related parties	337,667	—
Other receivables	104,112	125,081
	449,911	647,996
Non-current assets
Investment in subsidiaries	170,198,627	160,199,022
Total assets	$170,648,538	$160,847,018

Liabilities and Shareholders’ Equity

Current liabilities
Due to related parties	—	54,600
Total liabilities	—	$54,600

Commitments and contingencies

Shareholders’ equity
Ordinary share, $0.025 par value, 24,000,000 shares authorized, 23,906,985 and 22,311,215 shares issued and outstanding at March 31, 2022 and September 30, 2021, respectively	597,675	557,781
Additional paid-in capital	152,162,660	147,088,227
Retained earnings	17,888,203	13,146,410
Total shareholders’ equity	170,648,538	160,792,418

Total liabilities and shareholders’ equity	$170,648,538	$160,847,018

Note 17 — Condensed financial information of the parent company (continued)

Farmmi, Inc.

Parent Company Statements of Operations

	For the six	For the six
	months ended	months ended
	March 31, 2022	March 31, 2021
	(unaudited)	(unaudited)
Operating expenses:
General and administrative expenses	$(2,529,882)	$(1,267,506)

Other expenses
Other expenses	(1,861)	(408)

Loss from operations	(2,531,743)	(1,267,914)
Equity in income of subsidiaries and VIE	1,944,804	2,630,530
Net (loss) income attributable to Farmmi, Inc.	$(586,939)	$1,362,616

Farmmi, Inc.

Parent Company Statements of Cash Flows

	For the six	For the six
	months ended	months ended
	March 31, 2022	March 31, 2021
	(unaudited)	(unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(2,531,742)	$(1,267,914)
Share-based compensation	2,000,000	805,410
Adjustments to reconcile net cash flows from operating activities
Equity in earnings of subsidiaries	1,944,804	2,630,530
Other current assets	(316,697)	(1,446)
Other current liabilities	—	(36,929)
Net cash provided by operating activities	1,096,365	2,129,651

Cash flow from financing activities
Investment in subsidiaries	(7,556,548)	(8,546,149)
Net proceeds from issuance of ordinary shares	6,000,000	6,709,040
Advances from related parties	—	294,325
Repayment of advances from related parties	(54,600)	—
Net cash used in financing activities	(1,611,148)	(1,542,784)
Change in cash	(514,783)	586,867
Cash, beginning of year	522,915	2,122
Cash, end of year	$8,132	$588,989